Related Party Transactions - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 09, 2021	Jan. 28, 2021	Nov. 30, 2020	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Outstanding principal		$ 500				$ 4,600		$ 4,600
Outstanding interest						4,600		4,600
Award granted							1,142,027		16,442,272
Value of RSUs	$ 300
Stock-based compensation							$ 29,832	17,777	$ 39,743	$ 32,202	$ 814
RSUs [Member]
Related Party Transaction [Line Items]
Value of RSUs							$ 4,900		6,200
Ms. Kemp [Member]
Related Party Transaction [Line Items]
Stock-based compensation									$ 300
Ms. Kemp [Member] | RSUs [Member]
Related Party Transaction [Line Items]
Award granted	33,000
Ms. Kemp [Member] | RSUs [Member] | One Instalment [Member]
Related Party Transaction [Line Items]
Award vesting date	Nov. 15, 2021
A/NPC Holdings LLC | Series C Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Issuance of preferred stock		7,819,887
A/NPC Holdings LLC | Promissory Convertible Notes [Member]
Related Party Transaction [Line Items]
Gross proceeds				$ 10,000
Sherpa Venture Fund II LP | Series C Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Issuance of preferred stock		469,193					115,771		115,771
Sherpa Venture Fund II LP | Promissory Convertible Notes [Member]
Related Party Transaction [Line Items]
Gross proceeds			$ 200	$ 600
Eagle Creek Capital LLC | Series C Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Issuance of preferred stock							264,928		264,928
Eagle Creek Capital LLC | Promissory Convertible Notes [Member]
Related Party Transaction [Line Items]
Gross proceeds			$ 500
ANPC Holdings LLC and Sherpa Venture Fund LP
Related Party Transaction [Line Items]
Outstanding interest		$ 600
ANPC Holdings LLC and Sherpa Venture Fund LP | Series C Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares issued price per share		$ 1.33
Outstanding principal		$ 10,400
Eagle Creek Capital LLC and Sherpa Venture Fund LP | Series C Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares issued price per share		$ 1.71
Outstanding principal		$ 500
Outstanding interest		$ 200
Cue Health, Inc. [Member]
Related Party Transaction [Line Items]
Total purchase amount					$ 200	$ 0	$ 600	$ 0
Outstanding common stock owned by director, percentage							10.40%
Cue Health, Inc. [Member] | COVID-19 Test Cartridges [Member]
Related Party Transaction [Line Items]
Discount on subscription arrangement							14.00%
Cue Health, Inc. [Member] | COVID-19 Test Readers [Member]
Related Party Transaction [Line Items]
Discount on subscription arrangement							20.00%